PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (71,709)	$ (11,252)	¥ (58,967)	¥ (48,600)
Net cash used in investing activities	(3,932)	(618)	(2,482)	(3,461)
Net cash provided by financing activities	83,420	13,090	60,924	46,108
Effect of exchange rate changes on cash and cash equivalents	(1,544)	(241)	(2,584)	(809)
Net increase (decrease) in cash and cash equivalents	6,235	979	(3,109)	(6,762)
Cash and cash equivalents at beginning of year	3,016	473	6,125	12,887
Cash and cash equivalents at end of year	9,251	1,452	3,016	6,125
Reportable Legal Entity | Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(33,402)	(5,243)	(65,043)	(11,922)
Net cash used in investing activities	(31,315)	(4,914)	(79,461)	(31,415)
Net cash provided by financing activities	68,001	10,670	144,408	39,648
Effect of exchange rate changes on cash and cash equivalents	(200)	(29)	120	30
Net increase (decrease) in cash and cash equivalents	3,084	484	24	(3,659)
Cash and cash equivalents at beginning of year	68	11	44	3,703
Cash and cash equivalents at end of year	¥ 3,152	$ 495	¥ 68	¥ 44